Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 02, 2016
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Mar. 02, 2016
Document Effective Date	Mar. 02, 2016
Prospectus Date	Feb. 29, 2016
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class A
Prospectus:
Trading Symbol	VAEMX
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class C
Prospectus:
Trading Symbol	VCEMX
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class I
Prospectus:
Trading Symbol	VIEMX
Victory Expedition Emerging Markets Small Cap Fund (formerly Victory Emerging Markets Small Cap Fund) | Class Y
Prospectus:
Trading Symbol	VYEMX
Victory INCORE Investment Grade Convertible Fund | Class A
Prospectus:
Trading Symbol	SBFCX
Victory INCORE Investment Grade Convertible Fund | Class I
Prospectus:
Trading Symbol	VICIX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class A
Prospectus:
Trading Symbol	VPGEX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class C
Prospectus:
Trading Symbol	VPGCX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class I
Prospectus:
Trading Symbol	VPGYX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class R
Prospectus:
Trading Symbol	VGERX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class R6
Prospectus:
Trading Symbol	VGESX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class A
Prospectus:
Trading Symbol	VFGAX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class C
Prospectus:
Trading Symbol	VFGCX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class R
Prospectus:
Trading Symbol	VFGRX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class I
Prospectus:
Trading Symbol	VFGIX
Victory NewBridge Large Cap Growth Fund (formerly Victory Large Cap Growth Fund) | Class Y
Prospectus:
Trading Symbol	VFGYX
Victory Select Fund | Class A
Prospectus:
Trading Symbol	VFSAX
Victory Select Fund | Class I
Prospectus:
Trading Symbol	VSIFX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class A
Prospectus:
Trading Symbol	VETAX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class R
Prospectus:
Trading Symbol	GETGX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class I
Prospectus:
Trading Symbol	VEVIX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class Y
Prospectus:
Trading Symbol	VEVYX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class R6
Prospectus:
Trading Symbol	VEVRX
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class C
Prospectus:
Trading Symbol	VEVCX